Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pioneer Series Trust X
Entity Central Index Key	0001174520
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000099381 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Active Credit Fund
Class Name	Class A
Trading Symbol	RCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Active Credit Fund (the “Fund”) (formerly, Pioneer Corporate High Yield Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%^
^	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[1]
Material Change Date	Dec. 02, 2024
Net Assets	$ 33,641,443
Holdings Count | Holding	172	[2]
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$33,641,443%
Total number of portfolio holdings	172^^
Portfolio turnover rate	96%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	54.3%
Collateralized Mortgage Obligations	13.5%
U.S. Government and Agency Obligations	11.7%
Commercial Mortgage-Backed Securities	6.8%
Insurance-Linked Securities	6.2%
Foreign Government Bonds	3.3%
Asset Backed Securities	3.3%
Equity Linked Notes	0.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Effective December 2, 2024, the Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, US and non-US government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Effective December 2, 2024, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.

Material Fund Change Name [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

Material Fund Change Objectives [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

Material Fund Change Strategies [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

C000099382 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Active Credit Fund
Class Name	Class C
Trading Symbol	RCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Active Credit Fund (the “Fund”) (formerly, Pioneer Corporate High Yield Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.65%^
^	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%	[3]
Material Change Date	Dec. 02, 2024
Net Assets	$ 33,641,443
Holdings Count | Holding	172	[4]
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$33,641,443%
Total number of portfolio holdings	172^^
Portfolio turnover rate	96%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	54.3%
Collateralized Mortgage Obligations	13.5%
U.S. Government and Agency Obligations	11.7%
Commercial Mortgage-Backed Securities	6.8%
Insurance-Linked Securities	6.2%
Foreign Government Bonds	3.3%
Asset Backed Securities	3.3%
Equity Linked Notes	0.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Effective December 2, 2024, the Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, US and non-US government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Effective December 2, 2024, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.

Material Fund Change Name [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

Material Fund Change Objectives [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

Material Fund Change Strategies [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

C000099383 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Active Credit Fund
Class Name	Class Y
Trading Symbol	RCRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Active Credit Fund (the “Fund”) (formerly, Pioneer Corporate High Yield Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$30	0.60%^
^	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[5]
Material Change Date	Dec. 02, 2024
Net Assets	$ 33,641,443
Holdings Count | Holding	172	[6]
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$33,641,443%
Total number of portfolio holdings	172^^
Portfolio turnover rate	96%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	54.3%
Collateralized Mortgage Obligations	13.5%
U.S. Government and Agency Obligations	11.7%
Commercial Mortgage-Backed Securities	6.8%
Insurance-Linked Securities	6.2%
Foreign Government Bonds	3.3%
Asset Backed Securities	3.3%
Equity Linked Notes	0.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Effective December 2, 2024, the Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, US and non-US government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Effective December 2, 2024, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.

Material Fund Change Name [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

Material Fund Change Objectives [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

Material Fund Change Strategies [Text Block]
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.

[1]	Annualized
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short-term investments and all derivative contracts except for options purchased.